Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net pension cost
Service cost-benefits earned during the year	$ 1,168	$ 931
Interest costs on projected benefit obligations	667	604
Pension plans, defined benefit [Member]
Components of net pension cost
Service cost-benefits earned during the year	1,168	931	844
Interest costs on projected benefit obligations	668	604	556
Expected return on plan assets	(776)	(706)	(614)
Expected administrative expenses	40	0	0
Amortization of prior service cost	78	78	78
Amortization of unrecognized net loss	46	0	0
Net periodic pension expense	$ 1,224	$ 907	$ 864